Basis of measurement - Financial instruments by category (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Warrant and earn out	R$ 35,448	R$ 30,753	R$ 0
Level 1 of fair value hierarchy [member] | Trade and other payables [Member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	218,219
Financial liabilities, at fair value	218,219
Level 1 of fair value hierarchy [member] | Suppliers | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities		184,618
Financial liabilities, at fair value		184,618
Level 2 of fair value hierarchy [member] | Loans and leases liabilities | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	990,144	701,902
Financial liabilities, at fair value	990,144	701,902
Level 2 of fair value hierarchy [member] | Debt securities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	463,895	545,750
Financial liabilities, at fair value	463,895	545,750
Level 2 of fair value hierarchy [member] | Obligations from acquisition of investment | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	109,175	352,751
Financial liabilities, at fair value	109,175	352,751
Level 2 of fair value hierarchy [member] | Total for all related parties [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	1,351,097	620,842
Financial liabilities, at fair value	1,351,097	620,842
Level 2 of fair value hierarchy [member] | Lease liabilities [member] | Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities	304,097	57,480
Financial liabilities, at fair value	304,097	57,480
Cash and banks | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	137,653	291,194
Financial assets, at fair value	137,653	291,194
Interest earning bank deposits | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	220,781	132,072
Financial assets, at fair value	220,781	132,072
Trade receivables [member] | Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	1,105,934	803,523
Financial assets, at fair value	1,105,934	803,523
Total for all related parties [member] | Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	377,020	29,322
Financial assets, at fair value	R$ 377,020	R$ 29,322